Commitments and Contingencies - Additional Information (Detail) $ in Millions		12 Months Ended
	Jan. 07, 2014 USD ($)	Dec. 31, 2015 USD ($) site	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)
Loss Contingencies [Line Items]
Number of non owned sites | site		65
Number of national priority list | site		15
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis | site		59
Incurred and claims to be resolved over extended period of time		30 years
Environmental reserves		$ 37.0	$ 38.0
Rental expense for all operating leases		69.0	58.0	$ 64.0
Guarantees at carrying value		$ 316.0	$ 383.0
Building [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Operating lease term		10 years
Building [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Operating lease term		20 years
Equipment [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Operating lease term		3 years
Equipment [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Operating lease term		5 years
Ligon [Member]
Loss Contingencies [Line Items]
Consideration for settlement payment	$ 12.8
Ligon [Member] | Compensatory Damages [Member]
Loss Contingencies [Line Items]
Damages awarded to plaintiff's					$ 3.8
Ligon [Member] | Punitive Damages [Member]
Loss Contingencies [Line Items]
Damages awarded to plaintiff's					$ 7.6
Fiat Chrysler Automobiles N.V.
Loss Contingencies [Line Items]
Other contingencies		$ 1,300.0
Bonds guaranteed by FCA		$ 1,100.0